BetaBuilders U.S. Treasury Bond 1-3 Year ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BetaBuilders U.S. Treasury Bond 1-3 Year ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	5.12%	4.00%